Offerings	Jun. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	2,428,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 2,428,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 371.73
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $7,626,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	1,774,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,774,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 271.6
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $7,626,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,424,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 3,424,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 524.21
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $7,626,000.